Stock Based Compensation (March 10-K Note)	12 Months Ended
Mar. 31, 2015
Stock Based Compensation [Abstract]
Stock Based Compensation
Note 11.	Stock Based Compensation

A summary of stock option activity during the year ended March 31, 2015 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Beginning outstanding, March 31, 2014	371,759	$7.89	7.59	$775.00
Granted	352,747	1.29
Forfeited	(32,848)	2.87
Expired	(26,600)	4.01

Ending outstanding, March 31, 2015	665,058	$4.79	7.80	$67,951.00
Ending vested and expected to vest	664,783	$4.79	7.80	$67,920.00
Ending exercisable	289,379	$8.65	6.01	$200.00

The aggregate intrinsic value of options and warrants outstanding as of March 31, 2015 is calculated as the difference between the exercise price of the underlying options and the market price of our common stock as of March 31, 2015.

The weighted-average estimated grant date fair value, as defined by ASC 718, for stock options granted during fiscal 2015 and 2014, was $0.87 and $3.06, per option, respectively.

The following table summarizes information with respect to stock options outstanding as of March 31, 2015:

Range of Exercise Prices		Number Outstanding As of March 31, 2015	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Exercise Price	Number Exercisable As of March 31, 2015	Weighted- Average Exercise Price As of March 31, 2015
$0.75	$1.50	218,679	9.67	$0.80	15,000	$1.35
1.99	3.22	190,567	9.10	2.55	77,817	2.46
3.35	6.00	158,997	6.83	3.90	99,747	3.89
11.70	17.80	47,024	3.54	12.13	47,024	12.13
21.00	34.20	38,960	2.13	22.67	38,960	22.67
41.40	41.45	10,831	0.43	41.40	10,831	41.40
		665,058			289,379

No shares were granted under the Employee Stock Purchase Plan during fiscal years 2015 and 2014.

The Company used the following valuation assumptions to estimate the fair value of options granted for the years ended March 31, 2015 and 2014, respectively:

	Twelve Months Ended March 31,
	2015	2014
Expected life (years)	6.0	6.0
Volatility	141.73% - 151.70%	151.81% - 152.95%
Risk-free interest rate	1.63% - 1.75%	1.30% - 1.72%
Dividend yield	0%	0%

Valuation and Other Assumptions for Stock Options

Valuation and Amortization Method.    The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. We estimate the fair value using a single option approach and amortize the fair value on a straight-line basis for options expected to vest. All options are amortized over the requisite service periods of the awards, which are generally the vesting periods.

Expected Term.   The expected term of options granted represents the period of time that the options are expected to be outstanding. We estimate the expected term of options granted based on our historical experience of exercises including post-vesting exercises and termination.

Expected Volatility.    The Company estimates the volatility of our stock options at the date of grant using historical volatilities.  Historical volatilities are calculated based on the historical prices of our common stock over a period at least equal to the expected term of our option grants.

Risk-Free Interest Rate.    The Company bases the risk-free interest rate used in the Black-Scholes option pricing model on the implied yield in effect at the time of option grant on US Treasury zero-coupon issues with remaining terms equivalent to the expected term of our option grants.

Dividends.    The Company has never paid any cash dividends on common stock and we do not anticipate paying any cash dividends in the foreseeable future.

Forfeitures.    The Company uses historical data to estimate pre-vesting option forfeitures. We record stock-based compensation expense only for those awards that are expected to vest.

The Company does not use multiple share-based payment arrangements.

Restricted Stock Units

The following table summarizes the Company’s restricted stock award activity for the period ended March 31, 2015:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance March 31, 2014	129,070	$2.77
Granted	150,000	1.54
Forfeited	(10,000)	3.75
Vested	(269,070)	2.05
Balance, March 31, 2015	-	$-

The weighted-average estimated grant date fair value, as defined by ASC Topic 718 for restricted stock awards granted during fiscal 2015 and 2014 was $1.54 and $3.22, per award, respectively.

As of March 31, 2015 all restricted stock compensation costs were fully recognized, which included approximately $180 in additional expense related to the accelerated vesting of outstanding RSUs.  There is no unrecognized compensation cost related to restricted stock remaining as of March 31, 2015.

As of March 31, 2015 there was $411 of total unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of 1.65 years.

Total stock-based compensation expense related to stock options and RSUs for the years ended March 31, 2015 and 2014 was $664 and $352, respectively.